                               SEMIANNUAL REPORT

                                 JUNE 30, 1995

                                   THE STRONG
                               DISCOVERY FUND II

                        [PHOTO OF LITTLE BOY BY A LAKE]

                              [STRONG FUNDS LOGO]

                               TABLE OF CONTENTS

INVESTMENT REVIEW
   The Strong Discovery Fund II............................................  2

FINANCIAL INFORMATION
   Schedule of Investments in Securities...................................  4
   Statement of Operations.................................................  8
   Statement of Assets and Liabilities.....................................  9
   Statement of Changes in Net Assets...................................... 10
   Notes to Financial Statements........................................... 11

FINANCIAL HIGHLIGHTS....................................................... 15

The Strong Discovery Fund II

The Strong Discovery Fund II is all about growth. We believe that investing in the common stock of companies that are growing considerably faster than the overall economy-companies with a special product, run by enlightened and dedicated management-will produce superior investment returns over time for our shareholders.

Our task is to find those growth companies and own their stock at the most opportune time. That, in a nutshell, is what drives our investment decisions.

                                 MARKET SUMMARY

The first half of 1995 was a good period for equity investors. The benchmark S&P 500 Index rose a robust 20.21%, while Strong Discovery Fund II increased by 16.62%. While our Fund was a little slow out of the blocks-finishing the first quarter up a modest 4.60%-the second quarter saw a much more attractive gain of 11.49%.1

Since its inception in May 1992 through June 30 of this year, Strong Discovery Fund II has generated a cumulative total return of 46.58%.

As of June 30, 1995, the Fund was "fully invested." Of the Fund's $156.5 million in net assets, nearly all were invested in stocks. The Fund was aggressively positioned to take advantage of the bull market. At mid-year, the Fund's diversified portfolio owned stock in a wide variety of domestic and foreign concerns, from computer software (SAP AG) to copier dealers (Danka Business Systems) to motorcycles (Harley-Davidson).

                               PREVAILING THEMES

While our team of investment professionals monitors economic trends across the nation and world, four investment themes dominated our portfolio during the first half of 1995: technology, consolidation, the continued deregulation of radio and television, and financial services.

TECHNOLOGY. The worldwide technological revolution is having a dramatic effect on the productivity and efficiency of business and industry. Consequently, technology stocks were the biggest winners in the market's stellar performance through the first half of 1995. We believe the advance of technology and its positive impact on industry will persist. In our portfolio, computer software manufacturers like the German firm SAP AG and McAfee Associates, a Santa Clara, California firm that specializes in computer virus software, have positioned their companies and products for prosperity.

CONSOLIDATION. Across a variety of individual industries, companies are consolidating to increase efficiency and market share. This is a trend we see in businesses as diverse as medical services and video rental. In the former category, we particularly like Medpartners, of Birmingham, Alabama, and Phy Cor, of Nashville, Tennessee, operators of multi-specialty medical clinics. In the latter category, the Movie Gallery, based in Dothan, Alabama, has been strategically acquiring video stores from Texas to Illinois at a steady and impressive clip.

DEREGULATION OF RADIO AND TELEVISION. Thanks to the continuing pro-deregulation mood in Washington, some well-positioned and ambitious media companies have been expanding their operations and growing their earnings at a convincing rate. Evergreen Media, an Irving, Texas, radio-station complex, and SFX Broadcasting are two such properties that have made contributions to the Fund's performance.

FINANCIAL SERVICES. Lower interest rates-a concept that the Federal Reserve has now embraced-have benefited a number of our holdings in the financial services sector. A good example of a company poised to capitalize on this trend is Mercury Finance Company, of Northbrook, Illinois, which, among other credit operations, purchases installment contracts from automobile dealers and retail vendors.

                                  OUR OUTLOOK

As the second half of the year began, the Federal Reserve, inspired by a general slowdown in the nation's economy, cut short-term rates by one-quarter of a percentage point (0.25%). The market responded favorably.

Our portfolio management team believes that inflation will remain under control, that the Federal Reserve will likely continue to ratchet down interest rates through the second half of 1995, and that the financial climate-allowing for an occasional correction-will continue to be hospitable to investors.

And one final, personal note: I think U.S. industry, pretty much across the board, is in the best shape I've seen in the nearly 30 years since I graduated from business school. Overall, American companies are more efficient, more productive, and more competitive than at any moment in my professional lifetime.

Which, at the risk of sounding repetitious, is good news for growth stocks.

Thank you for your continued confidence in the Strong Discovery Fund II. We look forward to making your investment grow.

Sincerely,


Richard S. Strong
Portfolio Manager


                                ASSET ALLOCATION
                                (as of 6/30/95)

Cash Equivalents 4.6%
Common & Preferred Stocks 95.4%

The Fund's allocation is presented as a percentage of net assets. Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.

Growth of an assumed $10,000 investment
from 5/8/92 to 6/30/95

The Strong Discovery Fund II
5/92                   10000
6/92                   9591
12/92                  10887
6/93                   11392
12/93                  13285
6/94                   11885
12/94                  12569
6/95                   14658

S&P 500 Stock Index
5/92                   10000
6/92                   9857
12/92                  10680
6/93                   11201
12/93                  11756
6/94                   11358
12/94                  11912
6/95                   14319

Average annual total returns
through 6/30/95
Since inception        12.92%
on 5/8/92
3-year                 15.19%
1-year                 23.34%


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor's 500 Stock Index, an unmanaged index generally representative of the U.S. stock market. Results include the reinvestment of all dividends and capital gains distributions. Source for the index data is Micropal. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

1    Source of index information: Micropal
2 The Fund's returns include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to any particular insurance product. Excluding such fees and expenses from the Fund's return quotations has the effect of increasing the performance quoted.

SCHEDULE OF INVESTMENTS IN SECURITIES                  June 30, 1995 (Unaudited)

          SHARES OR                                                                           VALUE
      PRINCIPAL AMOUNT                                                                      (NOTE 2)
---------------------------------------------------------------------------------------------------------------
            COMMON STOCKS 90.0%*
            DOMESTIC STOCKS 80.7%*
            AIRLINE 0.8%*
   46,500   America West Airlines, Inc. Class B+                                             $   563,812
   19,600   Southwest Airlines Company                                                           467,950
    4,500   ValuJet Airlines, Inc.+                                                              147,937
                                                                                            ------------
                                                                                               1,179,699
            AUTO & TRUCK PARTS 1.6%*
   14,000   Bandag, Inc. Class A                                                                 801,500
   11,300   Exide Corporation                                                                    485,900
   22,450   The Goodyear Tire & Rubber Company                                                   926,062
   21,900   Thompson PBE, Inc.+                                                                  361,350
                                                                                            ------------
                                                                                               2,574,812
            AUTOMOBILE 3.4%*
   63,200   Chrysler Corporation                                                               3,025,700
   37,600   Ford Motor Company                                                                 1,118,600
   23,500   General Motors Corporation                                                         1,101,562
                                                                                            ------------
                                                                                               5,245,862
            BANK -- MONEY CENTER 0.3%*
    7,300   Citicorp                                                                             422,487

            BROKERAGE & INVESTMENT MANAGEMENT 2.1%*
    8,800   Associated Estates Realty Corporation                                                185,900
    3,900   Equity Inns, Inc.                                                                     41,925
    7,900   Franklin Resources, Inc.                                                             351,550
    9,000   Merry Land & Investment Company, Inc.                                                183,375
    9,150   The Quick & Reilly Group, Inc.                                                       331,687
    4,200   RFS Hotel Investors, Inc.                                                             64,050
   35,100   ROC Communities, Inc.                                                                776,587
   35,600   Salomon, Inc.                                                                      1,428,450
                                                                                            ------------
                                                                                               3,363,524
            CHEMICAL -- SPECIALTY 1.2%*
   30,500   W.R. Grace & Company                                                               1,871,937

            COMMERCIAL SERVICE 3.2%*
   37,400   Career Horizons Corporation+                                                         710,600
   67,100   Consolidated Graphic, Inc.+                                                          922,625
    5,000   Diebold, Inc.                                                                        217,500
   99,675   Education Alternatives, Inc.+                                                      1,221,019
   15,000   Insurance Auto Auctions, Inc.+                                                       438,750
   40,200   Sensormatic Electronics Corporation                                                1,427,100
                                                                                            ------------
                                                                                               4,937,594
            COMPUTER -- MAINFRAME 0.5%*
    1,700   International Business Machines Corporation                                          163,200
   62,900   Unisys Corporation+                                                                  684,037
                                                                                            ------------
                                                                                                 847,237
            COMPUTER -- PERIPHERAL EQUIPMENT 1.7%*
    8,500   American Power Conversion+                                                           194,437
   14,100   Digi International, Inc.+                                                            320,775
   30,300   EMC Communications Corporation+                                                      734,775
    3,900   FileNet Corporation+                                                                 157,462
   14,950   Komag, Inc.+                                                                         777,400
    3,700   U.S. Robotics, Inc.+                                                                 403,300
    3,600   Western Digital Corporation                                                           62,550
                                                                                            ------------
                                                                                               2,650,699

            COMPUTER -- PERSONAL & WORKSTATION 2.4%*
   40,900   Apple Computer, Inc.                                                             $ 1,899,294
   36,650   Compaq Computer Corporation+                                                       1,662,994
    3,650   Sun Microsystems, Inc.+                                                              177,025
                                                                                            ------------
                                                                                               3,739,313
            COMPUTER SERVICE 1.3%*
    4,250   Cycare Systems, Inc.+                                                                115,812
   40,500   Datalogix International, Inc.+                                                       987,187
   44,600   Pyxis Corporation+                                                                 1,009,075
                                                                                            ------------
                                                                                               2,112,074
            COMPUTER SOFTWARE 13.1%*
   47,500   Acclaim Entertainment, Inc.+                                                         875,781
   14,200   Adobe Systems, Inc.                                                                  823,600
    3,700   Ascend Communications, Inc.+                                                         186,850
    7,000   Aspen Technology, Inc.+                                                              178,500
   15,425   Autodesk, Inc.                                                                       663,275
   10,500   BMC Software, Inc.+                                                                  811,125
   33,000   Cabletron Systems, Inc.+                                                           1,757,250
   31,800   Computer Associates International, Inc.                                            2,154,450
   51,900   Computer Network Technology Corporation+                                             531,975
   17,200   Concentra Corporation+                                                               167,700
   22,400   Electronic Arts, Inc.+                                                               607,600
    5,850   Expert Software, Inc.+                                                               108,225
   17,400   Hyperion Software Corporation+                                                       787,350
   64,200   Informix Corporation+                                                              1,629,075
  150,000   McAfee Associates, Inc.+                                                           4,546,875
   11,100   Medic Computer Systems, Inc.+                                                        427,350
    8,850   Microsoft Corporation+                                                               799,819
   46,500   NetManage, Inc.+                                                                     790,500
   49,000   Novell, Inc.+                                                                        976,937
   13,900   Platinum Technology, Inc.+                                                           251,937
   93,300   Saber Software Corporation+                                                          810,544
   12,000   Spyglass, Inc.+                                                                      343,500
    1,950   Sterling Software, Inc.+                                                              75,075
    9,000   Symantec Corporation+                                                                259,875
                                                                                            ------------
                                                                                              20,565,168
            COMPUTER SYSTEMS 1.0%*
   33,800   Oracle Systems Corporation+                                                        1,305,525
   10,600   System Software Associates, Inc.                                                     212,000
                                                                                            ------------
                                                                                               1,517,525
            CONSUMER -- MISCELLANEOUS 0.2%*
   16,400   Equity Corporation International+                                                    332,100

            DIVERSIFIED OPERATIONS 1.3%*
   11,300   Alco Standard Corporation                                                            902,587
   26,125   Jason, Inc. (Acquired 1/21/94; Cost $229,900) (r)+                                   224,152
    4,050   Lockheed Martin Corporation                                                          255,656
   11,700   Tyco International, Ltd.                                                             631,800
                                                                                            ------------
                                                                                               2,014,195
            ELECTRONIC PART DISTRIBUTION 0.1%*
    2,450   Kent Electronics Corporation+                                                         92,794
   22,000   Richey Electronics, Inc.+                                                            132,000
                                                                                            ------------
                                                                                                 224,794
            ELECTRONIC PRODUCTS -- MISCELLANEOUS 0.4%*
   30,900   Teltrend, Inc.+                                                                      610,275


                      See notes to financial statements.

          SHARES OR                                                                           VALUE
      PRINCIPAL AMOUNT                                                                      (NOTE 2)
---------------------------------------------------------------------------------------------------------------
            ELECTRONICS -- SEMICONDUCTOR/COMPONENT 8.5%*
    4,100   Advanced Micro Devices, Inc.+                                                    $   149,137
   13,500   Altera Corporation                                                                   583,875
    7,650   Applied Materials, Inc.+                                                             662,681
   30,700   Atmel Corporation+                                                                 1,700,012
   12,300   The Cherry Corporation+                                                              162,975
   30,725   Cypress Semiconductor, Inc.+                                                       1,244,362
    4,350   Dallas Semiconductor Corporation                                                      89,175
    3,100   Integrated Device Technology, Inc.+                                                  143,375
    3,400   Integrated Silicon Solution, Inc.+                                                   177,650
   18,200   Intel Corporation                                                                  1,152,287
    2,400   Kulicke & Soffa Industries, Inc.+                                                    159,150
    3,200   Linear Technology Corporation                                                        211,200
    7,400   LSI Logic Corporation+                                                               289,525
   24,050   Maxim Integrated Products, Inc.+                                                   1,226,550
   17,400   Micron Technology, Inc.                                                              954,825
   34,000   Motorola, Inc.                                                                     2,282,250
    2,550   Sierra Semiconductor Corporation+                                                     80,962
    4,600   Texas Instruments, Inc.                                                              615,825
   35,000   VLSI Technology, Inc.+                                                             1,054,375
    3,400   Xilinx, Inc.+                                                                        319,600
                                                                                            ------------
                                                                                              13,259,791
            FINANCE -- MISCELLANEOUS 1.4%*
   14,500   Advanta Corporation Class B                                                          547,375
    7,400   American Express Company                                                             259,925
    9,250   Dean Witter, Discover & Company                                                      434,750
   11,700   MBNA Corporation                                                                     394,875
   25,100   Mercury Finance Company                                                              483,175
                                                                                            ------------
                                                                                               2,120,100
            FOOD 0.2%*
    9,100   Lancaster Colony Corporation                                                         325,325

            HEALTHCARE -- DRUG/DIVERSIFIED 0.5%*
   38,000   Barr Laboratories, Inc.+                                                             821,750

            HEALTHCARE -- MEDICAL SUPPLY 2.5%*
    8,200   Bausch & Lomb, Inc.                                                                  340,300
   12,900   Dentsply International, Inc.                                                         464,400
   54,672   Laboratory Corporation of America Holdings+                                          724,404
    9,801   Laboratory Corporation of America Holdings
              Warrants, Expire 4/28/00+                                                           14,702
   12,200   McKesson Corporation                                                                 570,350
   51,600   Omnicare, Inc.                                                                     1,399,650
    6,550   Patterson Dental Company+                                                            155,562
    4,900   Sybron International Corporation+                                                    195,388
                                                                                            ------------
                                                                                               3,864,756
            HEALTHCARE -- PATIENT CARE 2.7%*
   16,900   American Oncology Resources, Inc.+                                                   468,975
   14,400   Apria Healthcare Group+                                                              406,800
   12,500   FPA Medical Management, Inc.+                                                        125,000
    4,350   Manor Care, Inc.                                                                     126,694
   25,250   Medpartners, Inc.+                                                                   486,062
   48,300   Phy Cor, Inc.+                                                                     1,696,538
   29,600   Physician Reliance Network, Inc.+                                                    577,200
   34,200   Professional Sports Care Management, Inc.+                                           348,413
                                                                                            ------------
                                                                                               4,235,682

            HOUSEHOLD APPLIANCES & FURNISHINGS 0.3%*
   25,500   SHAW Industries, Inc.                                                            $   433,500

            HOUSING RELATED 0.1%*
    4,850   Danaher Corporation                                                                  146,713

            INSURANCE -- MULTI-LINE 0.1%*
    2,250   MGIC Investment Corporation                                                          105,469

            INSURANCE -- PROPERTY & CASUALTY 0.4%*
   16,700   Vesta Insurance Group, Inc.                                                          574,063

            LEISURE PRODUCT 3.4%*
   23,500   Custom Chrome, Inc.+                                                                 470,000
  197,825   Harley-Davidson, Inc.                                                              4,821,984
                                                                                            ------------
                                                                                               5,291,984
            LEISURE SERVICE 1.3%*
   12,800   Bally Entertainment Corporation+                                                     156,800
   14,550   GTECH Holdings Corporation+                                                          425,588
   37,450   Promus Companies, Inc.+                                                            1,460,550
                                                                                            ------------
                                                                                               2,042,938
            MACHINE TOOL 1.0%*
   54,900   Applied Power, Inc.                                                                1,585,238

            MACHINERY -- MISCELLANEOUS 0.2%*
    8,550   PRI Automation, Inc.+                                                                280,013

            MACHINERY -- TRANSPORTATION & EQUIPMENT PARTS 0.5%*
   23,550   Trinity Industries, Inc.                                                             783,038

            MANUFACTURING 0.0%*
    1,600   Matthews International Corporation Class A                                            30,000

            MEDIA -- PUBLISHING 0.5%*
   20,800   Time Warner, Inc.                                                                    855,400

            MEDIA -- RADIO/TV 1.1%*
   20,000   Comcast Corporation Class A                                                          371,250
   36,586   Evergreen Media Corporation Class A+                                                 951,236
    7,500   SFX Broadcasting, Inc.+                                                              200,625
    9,400   Tele-Communications, Inc. Class A+                                                   220,313
                                                                                            ------------
                                                                                               1,743,424
            MORTGAGE & RELATED SERVICE 1.9%*
   92,150   Countrywide Credit Industries, Inc.                                                1,935,150
    7,800   Finova Group, Inc.                                                                   273,000
    8,350   Green Tree Financial Corporation                                                     370,531
    5,850   North American Mortgage Company                                                      135,281
    8,800   Pulte Corporation                                                                    246,400
                                                                                            ------------
                                                                                               2,960,362
            OFFICE AUTOMATION 2.2%*
   35,850   Corporate Express, Inc.+                                                             766,294
   52,850   Nu-Kote Holding, Inc.+                                                             1,677,988
    1,600   Pitney Bowes, Inc.                                                                    61,400
    8,500   Xerox Corporation                                                                    996,625
                                                                                            ------------
                                                                                               3,502,307

                      See notes to financial statements.

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)      June 30, 1995 (Unaudited)

          SHARES OR                                                                           VALUE
      PRINCIPAL AMOUNT                                                                      (NOTE 2)
---------------------------------------------------------------------------------------------------------------
            OIL -- NORTH AMERICAN EXPLORATION &
            PRODUCTION 0.8%*
    8,100   Cross Timber Oil Company                                                         $   128,588
   92,300   Flores & Rucks, Inc.+                                                              1,130,675
                                                                                            ------------
                                                                                               1,259,263
            PAPER & FOREST PRODUCTS 0.0%*
    2,350   Specialty Paperboard, Inc.+                                                           31,138

            PERSONAL & COMMERCIAL LENDING 0.6%*
   20,400   First USA, Inc.                                                                      905,250

            POLLUTION CONTROL 0.0%*
    2,000   Asyst Technologies, Inc.+                                                             74,250

            PRECIOUS METAL/GEM/STONE 1.1%*
   39,850   Barrick Gold Corporation                                                           1,006,213
    8,700   Newmont Mining Company                                                               364,313
   26,800   Santa Fe Pacific Gold Corporation                                                    324,950
                                                                                            ------------
                                                                                               1,695,476
            RAILROAD 1.0%*
    3,750   Kansas City Southern Industries, Inc.                                                139,688
   27,994   Santa Fe Pacific Corporation                                                         713,847
   15,600   Wisconsin Central Transportation Corporation+                                        764,400
                                                                                            ------------
                                                                                               1,617,935
            RETAIL -- DEPARTMENT STORE 0.8%*
    8,200   Dillard Department Stores, Inc. Class A                                              240,875
   33,800   Federated Department Stores, Inc.+                                                   870,350
    4,000   May Department Stores Company                                                        166,500
      900   Mercantile Stores Company, Inc.                                                       41,850
                                                                                            ------------
                                                                                               1,319,575
            RETAIL -- DISCOUNT & VARIETY 0.4%*
   39,600   Price/Costco, Inc.+                                                                  643,500

            RETAIL -- RESTAURANT 1.0%*
    7,700   Apple South, Inc.                                                                    150,150
   29,600   DF & R Restaurants, Inc.+                                                            654,900
   20,400   Quality Dining, Inc.+                                                                331,500
   21,000   Wendy's International, Inc.                                                          375,375
                                                                                            ------------
                                                                                               1,511,925
            RETAIL -- SPECIALTY 6.0%*
      600   Borders Group, Inc.                                                                    8,625
   45,700   CUC International, Inc.+                                                           1,919,400
   22,500   Friedman's, Inc. Class A+                                                            427,500
    1,500   The Gap, Inc.                                                                         52,313
   47,200   The Home Depot, Inc.                                                               1,917,500
    3,650   Just For Feet, Inc.+                                                                 145,544
   29,400   The Limited, Inc.                                                                    646,800
    3,000   Michaels Stores, Inc.+                                                                63,750
   59,800   Movie Gallery, Inc.+                                                               2,096,738
   25,700   Neostar Retail Group, Inc.+                                                          398,350
   45,700   Office Depot, Inc.+                                                                1,285,313
    3,400   OfficeMax, Inc.+                                                                      94,775
    1,600   Tandy Corporation                                                                     83,000
    4,800   Viking Office Products, Inc.+                                                        175,800
                                                                                            ------------
                                                                                               9,315,408

            TELECOMMUNICATION EQUIPMENT 5.1%*
  $11,000   ADC Telecommunications, Inc.+                                                    $   393,250
   14,500   The Allen Group, Inc.                                                                429,563
   35,600   Boston Technology, Inc.+                                                             663,050
   19,300   C-Cor Electronics, Inc.+                                                             530,750
   48,500   Comverse Technology, Inc.+                                                           860,875
    3,500   DSC Communications Corporation+                                                      162,750
   29,200   General Instrument Corporation                                                     1,120,550
   10,200   Global Village Communication+                                                        159,375
   11,000   Newbridge Networks Corporation+                                                      387,750
  112,250   Scientific-Atlanta, Inc.                                                           2,469,500
    4,050   Spectrian Corporation+                                                               160,988
   14,750   Tellabs, Inc.+                                                                       709,844
                                                                                            ------------
                                                                                               8,048,245
            TELECOMMUNICATION SERVICE 0.2%*
    3,500   Comsat Corporation                                                                    68,688
   13,600   EqualNet Holding Corporation+                                                        204,000
    2,000   Sprint Corporation                                                                    67,250
                                                                                            ------------
                                                                                                 339,938
            TRANSPORTATION SERVICE 0.2%*
    4,700   Fritz Companies, Inc.+                                                               275,831

            TRUCKING 0.1%*
    9,050   Knight Transportation, Inc.+                                                         122,175
                                                                                            ------------
            Total Domestic Stocks                                                            126,331,057

            FOREIGN STOCKS 9.3%*
            CANADA 0.8%*
            CONSUMER -- MISCELLANEOUS 0.2%*
    9,400   The Loewen Group, Inc. (USD)                                                         334,875

            LEISURE SERVICE 0.1%*
   17,000   CINAR Films, Inc. (USD)+                                                             166,813

            PRECIOUS METAL/GEM/STONE 0.5%*
   28,800   Placer Dome, Inc. (USD)                                                              752,400
                                                                                            ------------
                                                                                               1,254,088

            FINLAND 0.8%*
            TELECOMMUNICATION EQUIPMENT
   21,150   Nokia Corporation ADR (USD)                                                        1,261,069

            HONG KONG 3.7%*
            BANK -- MONEY CENTER 1.1%*
   13,700   HSBC Holdings PLC ADR (USD)                                                        1,757,315

            CONGLOMERATE 1.5%*
  315,000   Citic Pacific, Ltd.                                                                  791,856
   56,000   Guangdong Investment, Ltd.                                                            30,580
   21,300   Hutchison Whampoa, Ltd. ADR (USD)                                                    514,776
   23,500   Swire Pacific, Ltd. 'A'                                                              179,199
  102,500   Swire Pacific, Ltd. ADR (USD)                                                        781,573
                                                                                            ------------
                                                                                               2,297,984
            ELECTRIC POWER 0.5%*
  338,000   Consolidated Electric Power Asia, Ltd.                                               784,147

            FINANCE -- MISCELLANEOUS 0.0%*
   16,000   Guoco Group, Ltd.                                                                     74,652

                      See notes to financial statements.

          SHARES OR                                                                           VALUE
      PRINCIPAL AMOUNT                                                                      (NOTE 2)
---------------------------------------------------------------------------------------------------------------
            REAL ESTATE 0.4%*
   56,000   Cheung Kong Holdings, Ltd.                                                       $   277,206
   60,000   New World Development Company, Ltd.                                                  199,685
   21,300   Sun Hung Kai Properties, Ltd.                                                        157,605
                                                                                            ------------
                                                                                                 634,496
            TELECOMMUNICATION SERVICE 0.2%*
   96,000   Hong Kong Telecommunications, Ltd.                                                   189,836
    3,700   Hong Kong Telecommunications, Ltd. ADR (USD)                                          73,538
                                                                                            ------------
                                                                                                 263,374
                                                                                            ------------
                                                                                               5,811,968
            IRELAND 0.6%*
            COMPUTER SOFTWARE 0.4%*
   13,950   CBT Group PLC ADR (USD)+                                                             591,131

            HEALTHCARE -- DRUG/DIVERSIFIED 0.2%*
    5,600   Elan Corporation PLC ADR (USD)+                                                      228,900
                                                                                            ------------
                                                                                                 820,031
            ISRAEL 0.6%*
            HEALTHCARE -- DRUG/DIVERSIFIED
   25,750   Teva Pharmaceutical Industries, Ltd. ADR (USD)                                       965,625

            SWEDEN 0.1%*
            TELECOMMUNICATION EQUIPMENT
    5,200   Ericsson (LM) Telephone Company ADR (USD)                                            104,000

            THAILAND 0.3%*
            BANK -- MONEY CENTER
   50,000   Bangkok Bank Public Company, Ltd. (Fgn Reg)                                          551,165

            UNITED KINGDOM 2.4%*
            OFFICE AUTOMATION
  157,575   Danka Business Systems PLC ADR (USD)                                               3,811,345
                                                                                            ------------
            Total Foreign Stocks                                                              14,579,291
                                                                                            ------------
            TOTAL COMMON STOCKS
              (COST $129,052,460)                                                            140,910,348

            FOREIGN PREFERRED STOCK 5.4%*
            GERMANY
    6,600   SAP AG (Cost $6,711,899)                                                           8,377,842

            CASH EQUIVALENTS 3.8%*
            COMMERCIAL PAPER 3.8%*
            DISCOUNTED 3.6%*
$5,700,000  Burlington Northern Railroad Company
              Due 7/03/95                                                                    $ 5,700,000

            INTEREST BEARING, DUE UPON DEMAND 0.2%*
      100   Eli Lilly & Company, 5.55%                                                               100
  119,500   General Mills, Inc., 5.72%                                                           119,500
    2,000   Pitney Bowes Credit Corporation, 5.73%                                                 2,000
  134,800   Southwestern Bell Telephone Company, 5.71%                                           134,800
                                                                                            ------------
                                                                                                 256,400
                                                                                            ------------
            Total Cash Equivalents (Cost $5,956,400)                                           5,956,400
                                                                                            ------------
            TOTAL INVESTMENTS IN SECURITIES
              (COST $141,720,759) 99.2%*                                                     155,244,590
            Other Assets and Liabilities, Net 0.8%*                                            1,262,368
                                                                                            ------------
            NET ASSETS 100.0%*                                                              $156,506,958
                                                                                            ============

        *   Percentages are calculated as a percentage of net assets.
    (USD)   U.S. Dollar-denominated.
      (r)   Restricted Security.
        +   Non-income producing.


                                              See notes to financial statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1995 (Unaudited)

INCOME:
  Dividends                                                                                       $   697,501
  Interest                                                                                            168,044
                                                                                                  -----------
  Total Income                                                                                        865,545

EXPENSES:
  Investment Advisory Fees                                                                            659,273
  Custodian Fees                                                                                       52,621
  Shareholder Servicing Costs                                                                           2,493
  Reports to Shareholders                                                                              11,520
  Federal and State Registration Fees                                                                  10,409
  Other                                                                                                24,337
                                                                                                  -----------
  Total Expenses                                                                                      760,653
                                                                                                  -----------
NET INVESTMENT INCOME                                                                                 104,892

REALIZED AND UNREALIZED GAIN (LOSS):
  Net Realized Gain (Loss) on:
    Investments                                                                                     5,503,025
    Futures Contracts, Options, and Forward Foreign
       Currency Contracts                                                                            (247,895)
    Foreign Currencies                                                                                     61
  Change in Unrealized Appreciation/Depreciation on:
    Investments                                                                                    16,206,842
    Futures Contracts, Options, and Forward Foreign
       Currency Contracts                                                                             (95,171)
                                                                                                  -----------
NET GAIN                                                                                           21,366,862
                                                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $21,471,754
                                                                                                  ===========

                                              See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1995 (Unaudited)

ASSETS:
  Investments in Securities, at Value (Cost of $141,720,759)                                   $   155,244,590
  Receivable from Brokers for Securities and Forward Foreign
    Currency Contracts Sold                                                                          3,150,421
  Dividends and Interest Receivable                                                                    123,328
  Other                                                                                                 26,275
                                                                                               ---------------
  Total Assets                                                                                     158,544,614

LIABILITIES:
  Payable to Brokers for Securities and Forward Foreign Currency
    Contracts Purchased                                                                              1,851,831
  Accrued Operating Expenses and Other Liabilities                                                     185,825
                                                                                               ---------------
  Total Liabilities                                                                                  2,037,656
                                                                                               ---------------
NET ASSETS                                                                                     $   156,506,958
                                                                                               ===============
Capital Shares
  Authorized                                                                                    10,000,000,000
  Outstanding                                                                                       13,330,128

NET ASSET VALUE PER SHARE                                                                      $         11.74
                                                                                               ===============


                      See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1995 (Unaudited) and the Year Ended December 31, 1994


                                                                                       June 30, 1995         Dec. 31, 1994
                                                                                       -------------         -------------
OPERATIONS:
  Net Investment Income                                                                $    104,892           $  1,047,186
  Net Realized Gain                                                                       5,255,191              2,742,107
  Change in Unrealized Appreciation/Depreciation                                         16,111,671             (8,202,698)
                                                                                       ------------           ------------
  Increase (Decrease) in Net Assets Resulting from Operations                            21,471,754             (4,413,405)

CAPITAL SHARE TRANSACTIONS                                                               16,149,397             60,217,692

DISTRIBUTIONS:
  From Net Investment Income                                                                (41,510)            (1,047,186)
  In Excess of Net Investment Income                                                             --             (4,473,221)
  From Net Realized Gains                                                                        --             (3,294,825)
                                                                                       ------------           ------------
TOTAL INCREASE IN NET ASSETS                                                             37,579,641             46,989,055

NET ASSETS:
  Beginning of Period                                                                   118,927,317             71,938,262
                                                                                       ------------           ------------
  End of Period                                                                        $156,506,958           $118,927,317
                                                                                       ============           ============

                                              See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1995 (Unaudited)

1.     ORGANIZATION
       The Strong Discovery Fund II is a diversified series of the Strong Variable Insurance Funds, Inc., an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

2.     SIGNIFICANT ACCOUNTING POLICIES
       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

       (A) Security Valuation -- Investments in securities for which market quotations are readily available are valued at fair value as determined by a pricing service on the basis of the average of the most recent bid and asked prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Securities for which quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Directors of the Fund. Debt securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates current value.

              The Fund owns certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. The Fund bears the costs, if any, associated with the disposition of restricted securities. Where such disposition depends on a security's registration under the Securities Act of 1933, the Fund will bear such registration costs unless the Fund has registration rights, in which case the issuer will bear such costs. Aggregate cost and fair value of these restricted securities held at June 30, 1995 were $229,900 and $224,152 respectively, representing 0.1% of net assets of the Fund.

       (B) Federal Income Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no Federal income tax provision is required.

              The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for Federal tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.

       (C) Realized Gains and Losses On Investment Transactions -- The Fund determines the gain or loss realized on investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds.

       (D) Futures -- The Fund may enter into futures contracts for any lawful purpose, including hedging, risk management, or enhancing returns, but not for speculation. Upon entering into a futures contract, the Fund deposits cash, U.S. government securities or other liquid, high-grade debt obligations in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, equal to the minimum "initial margin" requirements of the applicable futures exchange. Additionally, the Fund receives from or pays to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

              The use of futures contracts may involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The successful use of futures contracts by the Fund is dependent upon the ability of Strong Capital Management, Inc. (the "Advisor") to correctly anticipate trends in the underlying assets of the futures contracts. To the extent that the Fund is engaging in futures contracts other than for hedging purposes, the Fund's successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset in gains in the Fund's portfolio or in lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Fund. Hedging transactions are also subject to risks. If the Advisor incorrectly anticipates trends in the underlying asset, the Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Fund's use of futures contracts and the assets being hedged.

       (E) Options -- The Fund may engage in options transactions for any lawful purpose, including hedging, risk management, or enhancing returns, but not for speculation. The Fund may purchase or write put and call options on securities, futures contracts, indices, and foreign currency, and enter into closing transactions with respect to such options to terminate an existing position.

June 30, 1995 (Unaudited)

              Premiums received by the Fund upon writing put or call options are recorded in the Fund's statement of assets and liabilities as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option that is written by the Fund expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. The use of written option contracts may involve elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract value represents the Fund's involvement in these financial instruments. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its potential obligations under its written options positions.

              The successful use of option contracts by the Fund is dependent upon the ability of the Advisor to correctly anticipate trends in the underlying assets of the option contracts. To the extent that the Fund is engaging in option contracts other than for hedging purposes, the Fund's successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset in gains in the Fund's portfolio or in lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Fund. Hedging transactions are also subject to risks. If the Advisor incorrectly anticipates trends in the underlying asset, the Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Fund's use of option contracts and the assets being hedged.
       (F) Foreign Currency Translation -- Investment securities and other assets and liabilities denominated in foreign currencies are converted to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.
       (G) When-Issued Securities -- The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times permissible liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
       (H) Other -- Portfolio transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

3.     NET ASSETS
       Net assets as of June 30, 1995 were as follows:

       Capital Stock                                                                            $139,978,516
       Undistributed Net Investment Income                                                            63,327
       Undistributed Net Realized Gain                                                             3,036,455
       Net Unrealized Appreciation                                                                13,428,660
                                                                                                ------------
       Net Assets                                                                               $156,506,958
                                                                                                ============

4.     CAPITAL SHARE TRANSACTIONS
       Transactions in shares of the Fund for the six months ended June 30, 1995 and the year ended December 31, 1994 were as follows:

                                                             June 30, 1995                        December 31, 1994
                                                     -------------------------------        ------------------------------
                                                      Shares               Dollars             Shares            Dollars
                                                      ------               -------             ------            -------
Shares Sold                                           3,756,836         $ 39,652,194         9,271,840        $101,330,716
Shares Issued in Reinvestment of Dividends                3,924               41,477           851,339           8,806,683
Shares Redeemed                                      (2,245,025)         (23,544,274)       (4,541,890)        (49,919,707)
                                                     ----------         ------------        ----------        -----------
Net Increase                                          1,515,735         $ 16,149,397         5,581,289        $ 60,217,692
                                                     ==========         ============        ==========        ============

5.     RELATED PARTY TRANSACTIONS
       Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Fund. Investment advisory fees, which are established by terms of an Advisory Agreement, are based on an annualized rate of 1.00% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

       Certain information regarding these transactions for the six months ended June 30, 1995 is as follows:

       Payable to Advisor at June 30, 1995                                                       $142,930
       Other Shareholder Servicing Expenses Paid to Advisor                                            92
       Unaffiliated Directors' Fees                                                                 1,588

6.     INVESTMENT TRANSACTIONS
       Aggregate purchases and sales of long-term securities for the six months ended June 30, 1995 were $287,333,907 and $258,057,681, respectively.

7.     INCOME TAX INFORMATION
       At June 30, 1995, based on investment cost for Federal income tax purposes of $142,209,995.21, net unrealized appreciation was $12,939,497.65, consisting of $15,585,414.78 in aggregate gross unrealized appreciation and $2,645,917.13 in aggregate gross unrealized depreciation.

8.     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
       The Fund may enter into forward foreign currency exchange contracts for any lawful purpose, including hedging, risk management, or enhancing returns, but not for speculation.

       Forward foreign currency exchange contracts are typically used by the Fund to hedge currency exposure related to receivables from securities sold and payables for securities purchased. Forward foreign currency exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

       The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

       At June 30, 1995, the Fund had entered into forward foreign currency exchange contracts as follows:

                                  Currency          Settlement           Currency Value          Unrealized
                                    Sold               Date                in USD               Depreciation
                      -------------------------     ----------           --------------         ------------
                      9,572,734  German Marks         7/19/95            $6,942,303                $89,952
                      1,297,466  German Marks         7/26/95               940,843                  4,450
                        165,000  German Marks         7/31/95               119,645                    769

9.     FOREIGN INVESTMENTS
       Investments in foreign markets can pose more risks than U.S. investments, and to the extent that the Fund invests in foreign securities, the Fund's share price is expected to be more volatile than that of a U.S. securities-only fund. The value of the Fund's foreign securities will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Fund invests. These risks are generally intensified for investments in emerging markets.

June 30, 1995 (Unaudited)

10.    ANNUAL MEETING
       A shareholder meeting was held on April 13, 1995 in Milwaukee, Wisconsin. Results of the shareholder vote, calculated as a percentage of total shares voted, are as follows:

                                                                SHARES VOTED 11,784,081.469
                                                     ---------------------------------------------------
    PROPOSALS                                        AFFIRMATIVE         WITHHOLD
    ---------                                        -----------         --------
    1    Election of Directors
         Richard S. Strong                               97.69%              2.31%
         John Dragisic                                   97.56               2.44
         Marvin E. Nevins                                96.90               3.10
         Willie D. Davis                                 97.47               2.53
         William F. Vogt                                 97.67               2.33
         Stanley Kritzik                                 97.47               2.53

                                                      AFFIRMATIVE          AGAINST            ABSTAIN
                                                      -----------          -------            -------
    2    Ratify Selection of Auditors                    96.64%              0.61%              2.75%
    3    Adopt Advisory Agreement                        93.51               2.42               4.07
    4    Adopt Revised Articles                          92.92               2.76               4.32
    5    Amend Investment Objective                      92.86               2.60               4.54
    6    Amend or Adopt a Fundamental
         Investment Limitation Concerning:
    6A   Diversification                                 93.21               1.27               5.52
    6B   Concentration                                   93.14               1.31               5.55
    6C   Lending                                         92.41               2.06               5.53
    6D   Purchasing and Selling Real Estate              92.27               2.19               5.54
    6E   Borrowing                                       90.92               3.54               5.54
    6F   Underwriting Securities                         92.40               2.07               5.53
    6G   Purchasing or Selling Financial
         Commodities                                     91.62               2.86               5.52
    6H   Issuing Senior Securities                       93.04               1.43               5.53
    6I   Pooled Fund Structures                          92.27               2.20               5.53
    7    Eliminate a Fundamental
         Investment Limitation Concerning:
    7A   Use of Margin                                   87.82               4.04               8.14
    7B   Purchase of Investment Company
         Securities                                      89.64               2.18               8.18
    7C   Investment in Oil and Gas Interests             89.72               2.12               8.16
    7D   Pledging Assets                                 88.27               3.57               8.16
    7E   Securities Investments of
         Directors and Officers                          88.83               3.03               8.14
    7F   Fund Portfolio Transactions with
         Directors and Officers                          88.29               3.52               8.19
    7G   Investing in Securities for the
         Purpose of Management
         or Control                                      89.53               2.29               8.18

FINANCIAL HIGHLIGHTS

The following presents information relating to a share of capital stock outstanding for the entire period.

                                                         1995***         1994             1993            1992**
                                                         -------         ----             ----            ------
Net Asset Value, Beginning of Period                     $10.07          $11.54           $10.15           $10.00
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                  0.01            0.10             0.05             0.04
    Net Realized and Unrealized Gains
      (Losses) on Investments                              1.66           (0.71)            2.09             0.78
                                                         ------          ------          -------           ------
TOTAL FROM INVESTMENT OPERATIONS                           1.67           (0.61)            2.14             0.82
LESS DISTRIBUTIONS
    From Net Investment Income                            (0.00)          (0.10)           (0.05)           (0.04)
    In Excess of Net Investment Income                       --           (0.43)           (0.70)              --
    From Net Realized Gains                                  --           (0.33)              --            (0.63)(1)
                                                         ------          ------          -------           ------
TOTAL DISTRIBUTIONS                                       (0.00)          (0.86)           (0.75)           (0.67)
                                                         ------          ------          -------           ------
NET ASSET VALUE, END OF PERIOD                           $11.74          $10.07          $ 11.54           $10.15
                                                         ======          ======          =======           ======
Total Return                                             +16.6%           -5.4%           +22.0%            +8.9%

Net Assets, End of Period (In Thousands)               $156,507        $118,927          $71,938          $26,739
Ratio of Expenses to Average Net Assets                    1.2%*            1.2%             1.3%            1.7%*
Ratio of Net Investment Income to Average Net Assets       0.2%*            1.1%             0.5%            0.5%*
Portfolio Turnover Rate                                   204.9%          662.5%           976.5%        1,767.9%*


      *   Calculated on an annualized basis.
     **   Inception date is May 8, 1992. Total return is not annualized.
    *** For the six months ended June 30, 1995 (Unaudited). Total return and portfolio turnover rate are not annualized.
    (1)   Ordinary income distribution for tax purposes.

                            DIRECTORS OF THE FUND

                Richard S. Strong            John Dragisic
                Marvin E. Nevins             Stanley Kritzik
                Willie D. Davis              William F. Vogt


                             OFFICERS OF THE FUND

                              Richard S. Strong
                            Chairman of the Board

                                John Dragisic
                                Vice Chairman

                              Lawrence A. Totsky
                                Vice President

                               Thomas P. Lemke
                                Vice President

                               Ann E. Oglanian
                                  Secretary

                              Ronald A. Neville
                                  Treasurer

                              Investment Advisor
                       Strong Capital Management, Inc.
                  P.O. Box 2936, Milwaukee, Wisconsin 53201

                                 Distributor
                       Strong Funds Distributors, Inc.
                  P.O. Box 2936, Milwaukee, Wisconsin 53201

                                  Custodian
                            Firstar Trust Company
                   P.O. Box 701, Milwaukee, Wisconsin 53201

                 Transfer Agent and Dividend-Disbursing Agent
                       Strong Capital Management, Inc.
                  P.O. Box 2936, Milwaukee, Wisconsin 53201

                                   Auditors
                           Coopers & Lybrand L.L.P.
            411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                Legal Counsel
                             Godfrey & Kahn, S.C.
              780 North Water Street, Milwaukee, Wisconsin 53202

      This report must be preceded or accompanied by the prospectus for the Strong Discovery Fund II.







                             [STRONG FUNDS LOGO]
                       STRONG FUNDS DISTRIBUTORS, INC.
                                P.O. Box 2936
                          Milwaukee, Wisconsin 53201